Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Apr. 30, 2023	Apr. 30, 2022
Schedule of property and equipment, net [Abstract]
Total property and equipment	$ 4,561,165	$ 3,985,233
Accumulated depreciation	(3,889,702)	(3,432,838)
Property and equipment, net	671,463	552,395
Furniture & Fixtures [Member]
Schedule of property and equipment, net [Abstract]
Total property and equipment	3,025,516	2,455,698
Equipment [Member]
Schedule of property and equipment, net [Abstract]
Total property and equipment	1,011,333	1,011,333
Leasehold Improvement [Member]
Schedule of property and equipment, net [Abstract]
Total property and equipment	486,644	480,530
Automobile [Member]
Schedule of property and equipment, net [Abstract]
Total property and equipment	$ 37,672	$ 37,672